LOSSES PER SHARE - Schedule of earnings per share basic and diluted from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 23, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share		871,036,499	622,337,974	430,011,263
Net loss from discontinued operations - Basic			$ (0.01)	$ (0.02)
Numerator:
Net loss from discontinued operations attributable to ordinary shareholders			$ (8,921)	$ (8,779)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share		871,036,499	622,337,974	430,011,263
Denominator used for losses per share		871,036,499	622,337,974	430,011,263
Losses from discontinued operations per ADS:
Warrant convertible into common stock ratio	1.00%
Class B Ordinary shares
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share-basic				$ (18)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share		99	99	847,093
Net loss from discontinued operations - Basic				$ (0.02)
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted				$ (18)
Net loss from discontinued operations attributable to ordinary shareholders				$ (18)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share		99	99	847,093
Conversion of Class B to Class A ordinary shares		0
Denominator used for losses per share		99	99	847,093
Losses per share from discontinued operations-diluted				$ (0.02)
Class A Ordinary shares
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share-basic			$ (8,742)	$ (9,070)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share		871,036,400	622,337,875	429,164,170
Net loss from discontinued operations - Basic			$ (0.01)	$ (0.02)
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted			$ (8,742)	$ (9,070)
Reallocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares				(18)
Net loss from discontinued operations attributable to ordinary shareholders			$ (8,742)	$ (9,088)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share		871,036,400	622,337,875	429,164,170
Conversion of Class B to Class A ordinary shares		99	99	847,093
Denominator used for losses per share		871,036,499	622,337,974	430,011,263
Losses per share from discontinued operations-diluted			$ (0.01)	$ (0.02)
Losses from discontinued operations per ADS:
Denominator used for income per ADS - basic		8,710,364	6,223,379	4,291,642
Denominator used for loss per ADS - diluted		8,710,365	6,223,380	4,300,113
Losses from discontinued operations per ADS - basic			$ (1.40)	$ (2.11)
Losses from discontinued operations per ADS -diluted			$ (1.40)	$ (2.11)